Summary of Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2015
Summary of Accounting Policies [Abstract]
Schedule of consolidated financial statements

	April 30, 2014
	As	As Previously
Balance Sheet	revised	presented	Difference
Rental property, net	$2,373,763	$2,399,022	$(25,259)
Additional paid-in capital	275,981	296,109	(20,128)
Accumulated deficit	$(320,552)	$(315,421)	$(5,131)

Income Statement
Depreciation expense	$90,228	$85,097	$5,131
Net Loss	$(199,100)	$(193,969)	$(5,131)

Cash flows
Net Loss	$(199,100)	$(193,969)	$(5,131)
Depreciation expense	$90,228	$85,097	$5,131

NET LOSS PER COMMON SHARE
- BASIC AND DILUTED:	$(0.11)	$(0.11)	$-

Schedule of property plant and equipment useful lives
Asset	Useful Life (in years)
Building	30 years
Land	Indefinite
Building Improvements	30 years